CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Revenues
Total revenues	¥ 5,952,028	$ 838,326	¥ 4,511,062	¥ 4,259,128
Operating cost and expenses
Cost of revenues	(1,059,861)	(149,278)	(754,861)	(554,648)
Sales and marketing expenses	(1,991,226)	(280,458)	(2,000,900)	(1,942,670)
Research and development expenses	(1,543,568)	(217,407)	(1,182,716)	(821,984)
General and administrative expenses	(811,787)	(114,338)	(719,699)	(1,991,123)
Total operating cost and expenses	(5,406,442)	(761,481)	(4,658,176)	(5,310,425)
Other operating income, net	35,385	4,984	17,595	14,977
(Loss)/Income from operations	580,971	81,829	(129,519)	(1,036,320)
Interest and investment income, net	606,757	85,460	226,482	34,479
Foreign exchange (loss)/gain	1,088	153	8,627	(1,961)
Other (expenses)/income, net	32,973	4,644	11,406	(7,745)
(Loss)/Income before income tax expenses	1,221,789	172,086	116,996	(1,011,547)
Income tax expenses	(122,571)	(17,264)	(9,751)	(59,527)
Net (loss)/income	1,099,218	154,822	107,245	(1,071,074)
Accretion on convertible redeemable preferred shares to redemption value | ¥				(164,065)
Net loss attributable to non-controlling interests	9	1
Net (loss)/income attributable to ordinary shareholders of KANZHUN LIMITED	¥ 1,099,227	$ 154,823	¥ 107,245	¥ (1,235,139)
Weighted average number of ordinary shares used in computing net (loss)/income per share
- Basic	870,304,878	870,304,878	868,941,151	529,343,027
- Diluted	902,735,995	902,735,995	912,141,991	529,343,027
Net (loss)/income per share attributable to ordinary shareholders
- Basic | (per share)	¥ 1.26	$ 0.18	¥ 0.12	¥ (2.33)
- Diluted | (per share)	¥ 1.22	$ 0.17	¥ 0.12	¥ (2.33)
Other comprehensive (loss)/income, net of tax
Foreign currency translation adjustments	¥ 186,976	$ 26,335	¥ 952,949	¥ (127,378)
Unrealized gains on available-for-sale investments	16,650	2,345
Total other comprehensive (loss)/income	203,626	28,680	952,949	(127,378)
Total comprehensive (loss)/income	1,302,844	183,502	1,060,194	(1,198,452)
Comprehensive loss attributable to non-controlling interests	9	1
Comprehensive (loss)/income attributable to ordinary shareholders of KANZHUN LIMITED	1,302,853	183,503	1,060,194	(1,362,517)
Online recruitment services to enterprise customers
Revenues
Total revenues	5,889,101	829,463	4,461,282	4,219,026
Others
Revenues
Total revenues	¥ 62,927	$ 8,863	¥ 49,780	¥ 40,102